ON Federated Strategic Value Dividend Portfolio
ON Federated Strategic Value Dividend Portfolio
Investment Objective
Seeks growth of capital and income.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	ON Federated Strategic Value Dividend Portfolio ON Federated Strategic Value Dividend Portfolio USD ($)
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	ON Federated Strategic Value Dividend Portfolio ON Federated Strategic Value Dividend Portfolio
Management Fees	0.71%
Distribution and/or Service (12b-1) Fees	none
Other expenses	0.05%
Total Annual Fund Operating Expenses	0.76%

Example.
This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
ON Federated Strategic Value Dividend Portfolio | ON Federated Strategic Value Dividend Portfolio | USD ($)	78	243	422	942

Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests primarily in high dividend paying common stocks with dividend growth potential. The Portfolio generally invests in large-capitalization or mid-capitalization stocks (which the portfolio managers generally define as stocks of companies with market capitalizations above $3 billion) of U.S. issuers. The Portfolio is managed by Federated Equity Management Company of Pennsylvania (“Federated Equity”) under a subadvisory agreement with the Adviser.

The strategy seeks to deliver a dividend yield that is higher than the broader market and to pursue competitive performance in both up and down markets, while targeting less risk than the broader market. The Portfolio focuses on high dividend paying companies that exhibit solid performance in periods of market weakness in an attempt to reduce risk. Federated Equity also attempts to manage risk through exposure to multiple sectors and industries. At the individual stock level, the Portfolio generally adheres to position size limits which may be adjusted over time in an attempt to further control portfolio risk. From a broad universe, stocks are prioritized on criteria including: dividend yield, dividend growth, strong financial condition, and performance during periods of market weakness. Companies that rank as highly attractive in the prioritization process are scrutinized using bottom-up fundamental proprietary research. Broad macroeconomic trends that can influence the outlook of sectors and industries are also taken into account.

Federated Equity believes a strategic emphasis on high dividend paying stocks can enhance performance over time, and that investment results can be enhanced by focusing on stocks with both the potential for future dividend growth and current dividend-oriented characteristics.

The Portfolio may invest in common stocks, American Depositary Receipts, real estate investment trusts (“REITs”) and foreign securities to implement its investment strategy.

Federated Equity’s sell discipline is a critical component of the investment process.  Generally, a stock is reviewed for sale when one or more of the following occur:
  the combination of dividend yield and dividend growth becomes inadequate;
  the investment thesis deteriorates;
  diminished management commitment to the dividend; and
  the stock’s weighting in the portfolio exceeds appropriate level.

Principal Risks
There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price.In the case of equity securities, an increase in interest rates or changes in the stock market may cause a decline in value. Recent and potential future changes in industry and/or economic trends, as well as changes in monetary policy made by central banks and/or their governments, also can affect the level of interest rates and contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects (such as a decline in a company's stock price), which could negatively impact the Portfolio's performance. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Risk Related to Investing for Dividend Income — There is no guarantee that the issuers of the stocks held by the Portfolio will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. Because a dividend is always a positive contributor to total return, dividend paying stocks are typically less volatile than non-dividend paying stocks. Accordingly, the Portfolio’s performance may lag behind the general market when dividend paying stocks are out of favor.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Sector Risk — A certain sector may not perform as well as companies in other sectors or the market as a whole. When the Portfolio concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies.

Currency Risk — Exchange rates for currencies fluctuate daily. The Portfolio’s net asset value and returns may experience increased volatility as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollar denominated securities.

ADRs and Domestically Traded Securities of Foreign Issuers Risk — Because the Portfolio may invest in American Depositary Receipts (“ADRs”) and other domestically traded securities of foreign companies, the Portfolio’s share price may be more affected by the risks of foreign investing.

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Real Estate Risk — Real estate securities, including REITs, may include the risks of direct ownership of real estate. These include declines in real estate values, changing economic conditions and increasing interest rates.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 13.65%. That was the quarter ended on September 30, 2010. The lowest return for a quarter was -15.06%. That was for the quarter ended on March 31, 2009. To obtain performance information up to the most recent month end, call toll free 877.781.6392.
Average Annual Total Returns<br/>As of December 31, 2018
Average Annual Total Returns - ON Federated Strategic Value Dividend Portfolio	1 Year	5 Years	10 Years
ON Federated Strategic Value Dividend Portfolio	(8.45%)	6.40%	9.68%
Dow Jones U.S. Select Dividend Index	(5.94%)	8.49%	12.26%